Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
COMMON STOCKS — 98.3%
AUSTRALIA — 1.0%
Mesoblast Ltd.*	1,699	$2,814
Netwealth Group Ltd.	1,510	15,534
		18,348
BELGIUM — 1.1%
Biocartis Group NV*	862	4,524
Melexis NV	147	15,549
		20,073
CANADA — 2.4%
Docebo, Inc.*	200	8,594
Kinaxis, Inc.*	312	36,411
		45,005
CHINA — 3.9%
Airtac International Group	2,000	71,340

DENMARK — 1.5%
ALK-Abello A/S*	72	27,341

FRANCE — 0.9%
Cellectis SA*	506	10,047
ESI Group*	135	7,615
		17,662
GERMANY — 5.1%
Aumann AG*	165	2,820
Hypoport SE*	107	56,750
New Work SE	80	20,780
zooplus AG*	51	14,563
		94,913
HONG KONG — 0.7%
Hypebeast Ltd.*	47,500	5,398
Johnson Electric Holdings Ltd.	3,000	8,091
		13,489
IRELAND — 1.1%
Keywords Studios PLC*	586	20,794

ISRAEL — 2.0%
Maytronics Ltd.	2,033	36,978

ITALY — 5.9%
Brunello Cucinelli SpA*	959	41,243
Reply SpA	353	44,674
Technogym SpA*	1,951	22,656
		108,573
JAPAN — 32.1%
Anicom Holdings, Inc.	1,100	10,025
Bengo4.com, Inc.*	600	47,347
COLOPL, Inc.	1,900	14,368
Daikyonishikawa Corp.	1,000	7,020
Demae-Can Co., Ltd.*	1,300	28,701
DMG Mori Seiki Co., Ltd.	900	14,790
eGuarantee, Inc.	1,000	18,872
GA Technologies Co. Ltd.*	700	14,019
Healios K.K.*	700	10,580
Ichiyoshi Securities Co., Ltd.	1,700	9,459
Infomart Corp.	3,300	28,528
Inter Action Corp.	400	8,473
Iriso Electronics Co., Ltd.	300	13,430
Istyle, Inc.*	2,600	11,287
JMDC, Inc.*	400	18,863

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
JAPAN (continued)
Katitas Co., Ltd.	1,000	$27,946
KH Neochem Co., Ltd.	500	12,661
Kitanotatsujin Corp.	3,600	20,776
Link and Motivation, Inc.	2,300	12,538
Locondo, Inc.	700	14,146
Megachips Corp.	1,200	38,406
Optex Group Co., Ltd.	700	10,452
Outsourcing, Inc.	3,000	48,682
Raksul, Inc.*	1,100	51,318
Sansan, Inc.*	200	17,265
Sato Holdings Corp.	500	13,056
Tsugami Corp.	2,300	34,682
Uzabase, Inc.*	400	10,045
WealthNavi, Inc.*	800	26,371
		594,106

SOUTH KOREA — 6.1%
Cafe24 Corp.	434	12,561
Douzone Bizon Co., Ltd.	622	54,228
Genexine, Inc.*	100	8,493
Koh Young Technology, Inc.	364	37,126
		112,408

SWEDEN — 12.2%
AddTech AB, B Shares	2,937	43,715
Avanza Bank Holding AB	2,893	89,832
Bactiguard Holding AB*	403	7,960
Cellavision AB*	182	6,752
HMS Networks AB*	902	28,504
Paradox Interactive AB	343	7,737
Storytel AB*	386	10,249
VNV Global AB*	1,692	21,151
Xvivo Perfusion AB*	305	9,553
		225,453

SWITZERLAND — 3.3%
Bossard Holding AG	146	32,033
Sensirion Holding AG*	326	21,842
u-blox Holding AG*	102	6,609
		60,484

TAIWAN — 6.4%
ASPEED Technology, Inc.	1,000	61,001
Chroma ATE, Inc.	3,000	19,987
Global Unichip Corp.	2,000	28,254
TCI Co., Ltd.	1,148	8,724
		117,966

UNITED KINGDOM — 12.6%
Alpha FX Group PLC*	679	12,263
Dialog Semiconductor PLC*	441	33,249
dotdigital group PLC	2,785	6,411
Draper Esprit PLC*	1,448	16,129
FDM Group Holdings PLC	2,049	28,399
First Derivatives PLC*	720	26,351
Games Workshop Group PLC	233	32,012
Hotel Chocolat Group PLC*	1,694	9,341
Naked Wines PLC*	1,972	20,417
Team17 Group PLC*	1,781	19,763
Victoria PLC*	2,419	27,879
		232,214

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Smaller Companies Fund

	Shares	Value
TOTAL INVESTMENTS — 98.3% (cost $1,091,757)		$1,817,147
Other assets less liabilities — 1.7%		31,943
NET ASSETS — 100.0%		$1,849,090

*	Non-income producing security.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.

Portfolio of Investments

March 31, 2021 (unaudited)

Baillie Gifford International Smaller Companies Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$221,759	$1,595,388	$—	$1,817,147
Total	$221,759	$1,595,388	$—	$1,817,147

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the annual period ended December 31, 2020.